Taxes On Income (Schedule Of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Taxes On Income [Abstract]
Net operating loss carry forward	$ 78,853	$ 60,675
Research and Development	7,702	11,938
Other temporary differences mainly relating to reserve and allowances	25,879	23,419
Deferred tax asset before valuation allowance	112,434	96,032
Valuation allowance	(108,292)	(81,665)
Deferred tax asset	4,142	14,367
Acquired intangibles	(381)	(627)
Deferred tax asset, net	$ 3,761	$ 13,740